Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Current	$ 168,320	$ 150,800	$ 123,241
Deferred	(1,453)	(11,552)	(11,674)
Income Tax Expense (Benefit), Total	166,867	139,248	111,567
Domestic	152,040	134,242	110,318
Foreign	14,827	5,006	1,249
Domestic and foreign tax expense total	166,867	139,248	111,567
State taxes, Current	152,453	138,686	112,475
State taxes, Deferred	(413)	(4,444)	(2,157)
State tax expense (Benefit)	152,040	134,242	110,318
Total foreign taxes	14,827	5,006	1,249
Taxes on income	166,867	139,248	111,567
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Federal taxes, Current	10,725	7,809	6,608
Federal taxes, Deferred	(244)	748	(792)
Federal Income Tax Expense (Benefit)	10,481	8,557	5,816
State taxes, Current	1,995	1,061	1,243
State taxes, Deferred	(111)	819	(52)
State tax expense (Benefit)	1,884	1,880	1,191
Other international locations, Current	3,149	3,245	2,915
Other international locations, Deferred	(687)	(8,676)	(8,673)
Other international locations tax expense total	$ 2,462	$ (5,431)	$ (5,758)